Loans, financing, debentures and derivative financial instruments - Summary of main operations contracted loans (Detail) € in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)
Operation contracted one [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	CDCA
Index/Currency	%DI
Financial charges	108.00%	108.00%	108.00%	108.00%
Maturity	Jan/25
Principal			R$ 80,000
Remuneration payment	Quarterly
Nominal amount payment	At final maturity
Operation contracted two [member] | Iconic (CBLSA)[member]
Disclosure of detailed information about borrowings [line items]
Description	4131
Index/Currency	EUR
Financial charges	4.33%	4.33%	4.33%	4.33%
Hedge instrument	111.90%	111.90%	111.90%	111.90%
Maturity	Jan/25
Principal	€ 23,500		R$ 126,195
Remuneration payment	Semiannually
Nominal amount payment	At final maturity
Operation contracted three [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	CCB
Index/Currency	%DI
Financial charges	108.37%	108.37%	108.37%	108.37%
Maturity	Mar/25
Principal			R$ 500,000
Remuneration payment	Annually
Nominal amount payment	At final maturity
Operation contracted four [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	4131
Index/Currency	EUR
Financial charges	4.43%	4.43%	4.43%	4.43%
Hedge instrument	108.50%	108.50%	108.50%	108.50%
Maturity	Mar/25
Principal	€ 46,040		R$ 247,099
Remuneration payment	At final maturity
Nominal amount payment	At final maturity
Operation contracted five [member] | Ultracargo Logística S.A.
Disclosure of detailed information about borrowings [line items]
Description	4131
Index/Currency	JPY
Financial charges	1.32%	1.32%	1.32%	1.32%
Hedge instrument	108.90%	108.90%	108.90%	108.90%
Maturity	Aug/24
Principal		¥ 3,760,000	R$ 123,742
Remuneration payment	At final maturity
Nominal amount payment	At final maturity
Operation contracted six [member] | Ultracargo Logística S.A.
Disclosure of detailed information about borrowings [line items]
Description	4131
Index/Currency	EUR
Financial charges	4.38%	4.38%	4.38%	4.38%
Hedge instrument	108.50%	108.50%	108.50%	108.50%
Maturity	Mar/25
Principal	€ 45,977		R$ 246,897
Remuneration payment	At final maturity
Nominal amount payment	At final maturity
Operation contracted seven [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	CCB
Index/Currency	%DI
Financial charges	108.37%	108.37%	108.37%	108.37%
Maturity	Apr/26
Principal			R$ 500,000
Remuneration payment	Annually
Nominal amount payment	At final maturity
Operation contracted eight [member] | Iconic (CBLSA)[member]
Disclosure of detailed information about borrowings [line items]
Description	4131
Index/Currency	USD
Financial charges	6.11%	6.11%	6.11%	6.11%
Hedge instrument	112.40%	112.40%	112.40%	112.40%
Maturity	Apr/25
Principal			R$ 48,601	$ 9,728
Remuneration payment	Semiannually
Nominal amount payment	At final maturity
Operation contracted nine [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	CDCA
Index/Currency	DI +
Financial charges	0.92%	0.92%	0.92%	0.92%
Maturity	Apr/27
Principal			R$ 500,000
Remuneration payment	Annually
Nominal amount payment	At final maturity
Operation contracted ten [member] | Ultracargo Logística S.A.
Disclosure of detailed information about borrowings [line items]
Description	4131
Index/Currency	JPY
Financial charges	1.44%	1.44%	1.44%	1.44%
Hedge instrument	108.10%	108.10%	108.10%	108.10%
Maturity	Oct/24
Principal		¥ 7,530,077	R$ 258,500
Remuneration payment	At final maturity
Nominal amount payment	At final maturity
Operation contracted eleven [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	CDCA
Index/Currency	%DI
Financial charges	109.00%	109.00%	109.00%	109.00%
Maturity	Apr/27
Principal			R$ 200,000
Remuneration payment	Quarterly
Nominal amount payment	2026 and 2027
Operation contracted twelve [member] | Cia Ultragaz [member]
Disclosure of detailed information about borrowings [line items]
Description	Debentures
Index/Currency	CDI
Financial charges	0.65%	0.65%	0.65%	0.65%
Maturity	Jul/27
Principal			R$ 455,000
Remuneration payment	Semiannually
Nominal amount payment	At final maturity
Operation contracted thirteen [member] | Cia Ultragaz [member]
Disclosure of detailed information about borrowings [line items]
Description	Debentures
Index/Currency	CDI
Financial charges	0.90%	0.90%	0.90%	0.90%
Maturity	Jul/29
Principal			R$ 245,000
Remuneration payment	Semiannually
Nominal amount payment	At final maturity
Operation contracted fourteen [member] | Ultracargo Logística S.A.
Disclosure of detailed information about borrowings [line items]
Description	Debentures
Index/Currency	IPCA
Financial charges	6.28%	6.28%	6.28%	6.28%
Maturity	Jun/34
Principal			R$ 80,000
Remuneration payment	Semiannually
Nominal amount payment	At final maturity
Operation contracted fifteen [member] | Serra Diesel [member]
Disclosure of detailed information about borrowings [line items]
Description	4131
Index/Currency	SOFR
Financial charges	1.29%	1.29%	1.29%	1.29%
Hedge instrument	112.50%	112.50%	112.50%	112.50%
Maturity	Sept/25
Principal			R$ 25,000	$ 4,535
Remuneration payment	Quarterly
Nominal amount payment	At final maturity
Operation contracted sixteen [member] | Iconic (CBLSA)[member]
Disclosure of detailed information about borrowings [line items]
Description	CCB
Index/Currency	%DI
Financial charges	103.00%	103.00%	103.00%	103.00%
Maturity	Nov/25
Principal			R$ 370,000
Remuneration payment	At final maturity
Nominal amount payment	At final maturity
Operation contracted seventeen [member] | Ultracargo Logística S.A.
Disclosure of detailed information about borrowings [line items]
Description	FNE
Index/Currency	IPCA
Financial charges	2.93%	2.93%	2.93%	2.93%
Hedge instrument	69.50%	69.50%	69.50%	69.50%
Maturity	Nov/41
Principal			R$ 151,464
Remuneration payment	Monthly with grace period
Nominal amount payment	2028 to 2041